UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          RCM Advisors, LLC, its general partner
Name:          Atul Khanna
Title:         Chief Executive Officer
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna             New York, NY                11/13/2006
-----------------           -------------               -----------
  [Signature]               [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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


                                  TITLE OF                        VALUE    SHARES/   SH/ PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS                 CUSIP    (x$1000) PRN AMT   PRN  CALL  DSCRETN  MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVO Inc.                          COM                007585102    6,687    239,000 SH         DEFINED       01    239,000
Aether Holdings Inc.               COM                00809c106    5,643    950,000 SH         DEFINED       01    950,000
Affordable Residential Communities COM                008273104   20,785  2,145,000 SH         DEFINED       01  2,145,000
Altria Group Inc                   COM                02209s103    6,700     87,528 SH         DEFINED       01     87,528
Altria Group Inc                   COM                02209s103    3,828     50,000 CALL       DEFINED       01     50,000
Aquila Inc.                        COM                03840p102   18,879  4,360,000 SH         DEFINED       01  4,360,000
Atlas America Inc.                 COM                049167109   20,572    482,000 SH         DEFINED       01    482,000
Banta Corp                         COM                066821109   14,413    302,800 SH         DEFINED       01    302,800
Bausch & Lomb Inc.                 COM                071707103    8,773    175,000 SH         DEFINED       01    175,000
Embarq Corp                        COM                29078e105   25,636    530,000 SH         DEFINED       01    530,000
Energy Partners                    COM                29270u105    9,170    372,000 SH         DEFINED       01    372,000
Equitable Resources, Inc           COM                294549100    5,562    159,000 SH         DEFINED       01    159,000
Federated Department Stores        COM                31410h101   29,750    688,500 SH         DEFINED       01    688,500
First Data Corp                    COM                319963104   31,416    748,000 SH         DEFINED       01    748,000
Flowserve Corp                     COM                34354p105   27,572    545,000 SH         DEFINED       01    545,000
Freescale Semiconductor            COM                35687m107   10,926    287,144 SH         DEFINED       01    287,144
Freescale Semiconductor            COM                35687m107   17,123    450,000 CALL       DEFINED       01    450,000
Gencorp Inc.                       COM                368682100   22,027  1,715,500 SH         DEFINED       01  1,715,500
HJ Heinz Co.                       COM                423074103    8,386    200,000 SH         DEFINED       01    200,000
Horizon Lines Inc.                 COM                44044k101   11,667    698,600 SH         DEFINED       01    698,600
Horizon Offshore, Inc              COM                44043j204    8,978    525,000 SH         DEFINED       01    525,000
ICO Global Communications          COM                44930k108    6,193  1,058,641 SH         DEFINED       01  1,058,641
Inco Ltd                           COM                453258402   35,569    466,500 SH         DEFINED       01    466,500
iShares Inc MSCI Hong Kong         COM                464286871   14,120  1,000,000 PUT        DEFINED       01  1,000,000
iShares Trust Russell 2000         COM                464287655  378,000  5,250,000 PUT        DEFINED       01  5,250,000
iShares Trust Russell 2000         COM                464287655  252,000  3,500,000 CALL       DEFINED       01  3,500,000
McDonald's Corp.                   COM                580135101   17,408    445,000 SH         DEFINED       01    445,000
MI Developments Inc.               COM                55304x104   13,304    365,000 SH         DEFINED       01    365,000
MSC.Software Corp.                 COM                553531104   33,042  2,145,608 SH         DEFINED       01  2,145,608
Mueller Waters Products, Inc       COM                624758108    7,228    494,700 SH         DEFINED       01    494,700
Nelnet Inc.                        COM                64031n108   13,397    435,801 SH         DEFINED       01    435,801
Northwestern Corp Warrant          *W EXP 99/99/999   668074115      219     21,083 SH         DEFINED       01     21,083
Northwestern Corporation           COM                668074305    7,171    205,000 SH         DEFINED       01    205,000
Novelis Inc.                       COM                67000x106   13,986    546,550 SH         DEFINED       01    546,550
NRG Energy Inc.                    COM                629377508   24,417    539,000 SH         DEFINED       01    539,000
Penn Virginia Corp                 COM                707882106   28,327    446,731 SH         DEFINED       01    446,731
Phelps Dodge Corp.                 COM                717265102   23,377    276,000 SH         DEFINED       01    276,000
PHH Corporation                    COM                693320202   11,292    412,100 SH         DEFINED       01    412,100
RAM Energy Resources CW08          *W EXP 99/99/999   75130p117    1,516  1,562,800 SH         DEFINED       01  1,562,800
RAM Energy Resources Inc           COM                75130p109    3,515    732,290 SH         DEFINED       01    732,290
Reliant Energy Inc                 COM                75952b105   13,012  1,057,000 SH         DEFINED       01  1,057,000
Sears Hldgs Corp                   COM                812350106  138,645    877,000 CALL       DEFINED       01    877,000
Southern Union Co                  COM                844030106   33,224  1,258,000 SH         DEFINED       01  1,258,000
TAL International Group Inc        COM                874083108    6,702    316,000 SH         DEFINED       01    316,000
Universal Compression Hldg         COM                913431102    4,276     80,000 SH         DEFINED       01     80,000
Univision Communications, Inc.     COM                914906102   28,365    826,000 SH         DEFINED       01    826,000
W.R. Grace & Co.                   COM                38388f108    2,652    200,000 SH         DEFINED       01    200,000
Wendy's International Inc.         COM                950590109   38,009    567,300 SH         DEFINED       01    567,300
Wendys Intl Inc Ex Distribution    COM                950590125    3,889    122,500 SH         DEFINED       01    122,500
Yankee Candle Company              COM                984757104   10,245    350,000 SH         DEFINED       01    350,000

                                                        50                1,477,593



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         50
Form 13F Information Table Value Total:         1,477,593
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 11760                      RCM Advisors, LLC